Income Taxes	12 Months Ended
Dec. 31, 2025
401(k) PLAN
Income Taxes
Income Taxes
(5)	Income Taxes

The Company received a favorable tax determination letter on May 8, 2017 from the IRS stating that the Plan is qualified under IRC Section 401(a) and that the Trust is exempt from federal income taxes under provisions of Section 501(a). Although the determination received in 2017 did not include Plan amendments executed after January 7, 2016, the Plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.

U.S. GAAP requires plan management to evaluate tax positions taken by the plan and recognize a tax liability (or asset) if the plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan may be subject to audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.